Basis of Presentation	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Basis of Presentation

Note 1: Basis of Presentation

Bank of Montreal (“the bank”) is a chartered bank under the Bank Act (Canada) and is a public company incorporated in Canada. We are a highly diversified financial services company, providing a broad range of personal and commercial banking, wealth management and investment banking products and services. The bank’s head office is 129 rue Saint Jacques, Montreal, Quebec. Its executive offices are 100 King Street West, 1 First Canadian Place, Toronto, Ontario. Our common shares are listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange.

These condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”) using the same accounting policies as disclosed in our annual consolidated financial statements for the year ended October 31, 2018, with the exception of the adoption of IFRS 15 Revenue from Contracts with Customers discussed below. These condensed interim consolidated financial statements should be read in conjunction with the notes to our annual consolidated financial statements for the year ended October 31, 2018 as set out on pages 148 to 209 of our 2018 Annual Report. We also comply with interpretations of International Financial Reporting Standards (“IFRS”) by our regulator, the Office of the Superintendent of Financial Institutions of Canada (“OSFI”). These interim consolidated financial statements were authorized for issue by the Board of Directors on May 29, 2019.

Changes in Accounting Policy

Effective November 1, 2018, we adopted IFRS 15 Revenue from Contracts with Customers (“IFRS 15”). We elected to retrospectively present prior periods as if IFRS 15 had always been applied. Under the new standard, the primary impact is the reclassification of amounts within the Consolidated Statement of Income. As a result, loyalty rewards and cash promotion costs on cards previously recorded in non-interest expense are presented as a reduction in non-interest revenue. In addition, when customers reimburse us for certain out-of-pocket expenses incurred on their behalf, we will record the reimbursement in non-interest revenue. Previously, these reimbursements were recorded as a reduction in the related expense. There is also minimal impact to net income resulting from the fact that IFRS 15 does not require discounting of loyalty reward liabilities and we will amortize costs to obtain card customers, which were previously expensed as incurred.

The following table summarizes the impacts of applying IFRS 15 on our prior period Consolidated Statement of Income:

(Canadian $ in millions)	For the three months ended	For the six months ended
	April 30, 2018	April 30, 2018
Increase (decrease) in
Non-Interest Revenue
Securities commissions and fees	(2)	(3)
Deposit and payment service charges	(2)	(5)
Card fees	(37)	(77)
Investment management and custodial fees	2	3
Underwriting and advisory fees	1	3
Other	1	2
	(37)	(77)
Non-Interest Expense
Employee compensation	1	1
Travel and business development	(43)	(87)
Professional fees	2	4
Other	3	4
	(37)	(78)
Provision for income taxes	-	1
Net Income	-	-

Future Changes in IFRS

In January 2016, the IASB issued IFRS 16 Leases (“IFRS 16”), which provides guidance whereby lessees will recognize a liability for the present value of future lease liabilities and record a corresponding asset on the balance sheet for most leases. There are minimal changes to lessor accounting. IFRS 16 is effective for our fiscal year beginning November 1, 2019.

We have substantially completed our lease assessment and are upgrading our lease administration system. In addition, we are developing future processes and internal controls to enable the application of IFRS 16 in 2019.

The main impact for the Bank will be recording real estate leases on the balance sheet. Currently, most of our real estate leases are classified as operating leases, whereby we record lease expense over the term of the lease with no asset or liability recorded on the balance sheet other than any related leasehold improvements. Under IFRS 16, we will recognize a right-of-use asset and a lease liability on the balance sheet.

When we adopt IFRS 16, we will recognize the cumulative effect of any changes in opening retained earnings with no changes to prior years.